Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	gwfi3_SupplementTextBlock
GREAT-WEST FUNDS, INC.

Great-West T. Rowe Price Mid Cap Growth Fund
Institutional Class Ticker: MXYKX
Initial Class Ticker: MXMGX
Class L Ticker: MXTMX
(the "Fund")

Supplement dated January 10, 2017 to the Prospectus and Summary Prospectus for the Fund, dated April 29, 2016.

Effective immediately, under the "Example" section of the Prospectus and Summary Prospectus, the table on page 1 is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$68	$214	$373	$835
Initial Class	$105	$328	$569	$1,259
Class L	$132	$438	$765	$1,692

Great-West T. Rowe Price Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gwfi3_SupplementTextBlock
GREAT-WEST FUNDS, INC.

Great-West T. Rowe Price Mid Cap Growth Fund
Institutional Class Ticker: MXYKX
Initial Class Ticker: MXMGX
Class L Ticker: MXTMX
(the "Fund")

Supplement dated January 10, 2017 to the Prospectus and Summary Prospectus for the Fund, dated April 29, 2016.

Effective immediately, under the "Example" section of the Prospectus and Summary Prospectus, the table on page 1 is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$68	$214	$373	$835
Initial Class	$105	$328	$569	$1,259
Class L	$132	$438	$765	$1,692

Great-West T. Rowe Price Mid Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
Great-West T. Rowe Price Mid Cap Growth Fund | Initial Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
Great-West T. Rowe Price Mid Cap Growth Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	438
5 Years	rr_ExpenseExampleYear05	765
10 Years	rr_ExpenseExampleYear10	$ 1,692